Foreign Exchange Gain Reclassified on Liquidation of Subsidiary - Schedule of Foreign Exchange Gain Reclassified On Liquidation of Subsidiary (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Reclassification of net foreign exchange gains previously recognised in other comprehensive income, reclassified to profit or loss
Total gain on liquidation of subsidiary		$ 527,049